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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED OCTOBER 30, 2008
                                    TO THE
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This supplement updates information contained in the prospectus dated May 1, 2002, as supplemented, for the First MetLife Investors Class VA variable annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement notifies you of the addition of three new investment portfolios. This supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Effective November 10, 2008, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and the Met/Dimensional International Small Company Portfolio are available under your contract.

The following information is added to APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS--INVESTMENT OBJECTIVES.

MET INVESTORS SERIES TRUST (CLASS B)

   SSGA GROWTH AND INCOME ETF PORTFOLIO
   SUBADVISER: SSgA Funds Management, Inc.
   INVESTMENT OBJECTIVE: Growth of capital and income.

   SSGA GROWTH ETF PORTFOLIO
   SUBADVISER: SSgA Funds Management, Inc.
   INVESTMENT OBJECTIVE: Growth of capital.

METROPLITAN SERIES FUND, INC. (CLASS B)

   MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO
   SUBADVISER: Dimensional Fund Advisors LP
   INVESTMENT OBJECTIVE: Long-term capital appreciation.

The fund prospectuses contain more complete information, including information about fund expenses and a description of the funds' investment policies, restrictions and risks.

SUPP--1108 FMLI CLASS VA (old)

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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED OCTOBER 30, 2008
                                    TO THE
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS AA)

This supplement updates information in the prospectus dated May 1, 2002, as supplemented, for the Class AA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement notifies you of the merger of three investment portfolios into three new investment portfolios and the addition of three new investment portfolios. This supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

INVESTMENT PORTFOLIO MERGERS

Effective November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio will merge with and into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

The following information is added to APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS--INVESTMENT OBJECTIVES.

MET INVESTORS SERIES TRUST (CLASS B)

   METLIFE BALANCED STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

   METLIFE GROWTH STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: Growth of capital.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: Growth of capital.

INVESTMENT PORTFOLIO ADDITIONS

Effective November 10, 2008, the American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio, and the American Funds Moderate Allocation Portfolio are available under your contract.

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The following information is added to APPENDIX B--PARTICIPATING INVESTMENT
PORTFOLIOS--INVESTMENT OBJECTIVES.

MET INVESTORS SERIES TRUST (CLASS C)

   AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

   AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: Growth of capital.

   AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO
   ADVISER: Met Investors Advisory LLC
   INVESTMENT OBJECTIVE: A high total return in the form of income and growth of capital, with a greater emphasis on income.

The fund prospectuses contain more complete information, including information about fund expenses and a description of the funds' investment policies, restrictions and risks.

SUPP--1108 FMLI CLASS AA(old)